SUBSEQUENT EVENTS (Details Narrative)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Subsequent Events

Management has evaluated subsequent events up to and including November 15, 2016, which is the date the statements were made available for issuance and determined there are no reportable subsequent events.